Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial risk management objectives and policies

19.	Financial risk management objectives and policies

– Interest rate risk

Interest rate variations affect the value of assets and liabilities accruing a fixed interest rate, as well as the flow of financial assets and liabilities with floating interest rates.

The Company´s risk administration policy is defined for the purposes of reducing the effect of the purchasing power loss. During most of 2024 and 2023 net monetary positions have been assets; hence, during such period the Company sought to mitigate the risk by implementing adjustment mechanisms through interest and exchange differences. Consequently, during 2024 and 2023, item Loss on net monetary position registered a net loss due to inflation-exposure of monetary items.

Interest rate sensitivity

The following table shows the sensitivity of income before income tax for the year ended December 31, 2024, to a reasonably possible change in interest rates over the portion of loans bearing interest at a variable interest rate, with all other variables held constant:

Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(20,126,749)

– Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Company is exposed to the foreign currency risk at an ARS/USD ratio, mainly due to its operating activities, the investment projects defined by the Company and the financial debt related to the bank loans mentioned in Note 13.3. The Company does not use derivative financial instruments to hedge such risk. As of December 31, 2024, the net balance exposed to this risk amounts to USD 17,214 thousand, as existing foreign currency liabilities of USD 429,380 thousand exceed accounts receivables, other financial assets, and cash and short- term deposits in foreign currency of USD 412,166 thousand.

Foreign currency sensitivity

The following table shows the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant, of income before income tax as of December 31, 2024 (due to changes in the fair value of monetary assets and liabilities).

Change in USD rate	Effect on income before income tax (Loss)
ARS 000

10%	(1,771,384)

–	Price risk

The Company’s revenues depend on the electric power price in the spot market paid by CAMMESA. The Company has no power to set prices in the market where it operates, except for the income from agreements entered into in the Term Market, where the price risk is reduced since normally prices are negotiated above the spot market price.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including holdings of government securities.

–	Trade and other receivables

The Finance Department is in charge of managing customer credit risk subject to policies, procedures and controls relating to the Group’s credit risk management. Customer receivables are regularly monitored. Although the Group has received no guarantees, it is entitled to request interruption of electric power flow if customers fail to comply with their credit obligations. In regard to credit concentration, see Note 13.1. The need to book impairment is analyzed at the end of each reporting period on an individual basis for major clients. The allowance recorded as of December 31, 2024, is deemed sufficient to cover the potential impairment in the value of trade receivables.

–	Cash and cash equivalents

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with corporate policy. Investments of surplus funds are made only with approved counterparties; in this case, the risk is limited because high-credit-rating banks are involved.

–	Public and corporate securities

This risk is managed by the Company’s finance management according to corporate policies, whereby these types of investments may only be made in first-class companies and in instruments issued by the federal or provincial governments.

Liquidity risk

The Group manages its liquidity to guarantee the funds required to support its business strategy. Short-term financing needs related to seasonal increases in working capital are covered through short-and medium-term bank credit lines.

The table below summarizes the maturity profile of the Company’s financial liabilities.

	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000

As of December 31, 2024

Loans and borrowings	97,843,519	52,934,291	230,012,557	380,790,367
Trade and other payables	96,532,902	—	—	96,532,902
	194,376,421	52,934,291	230,012,557	477,323,269

As of December 31, 2023

Loans and borrowings	3,795,849	105,573,518	620,540,613	729,909,980
Trade and other payables	108,453,851	—	—	108,453,851
	112,249,700	105,573,518	620,540,613	838,363,831

Granted and received guarantees

The Group has posted a bank guarantee to cover the obligations undertaken under the Concession Agreement of Complejo Hidroeléctrica Piedra del Águila for 182,303. Additionally, and as established in PEN Decree No. 718/24 (see Note 1.2.l), the Group provided a surety insurance for the amount of USD 4,500,000 as a guarantee for the extension of the Concession Contract with a maximum term until December 28, 2025.

On March 19, 2009, the Group entered into a pledge agreement with the former Secretariat of Energy to secure its obligations in favor of FONINVEMEM trusts by virtue of the operation and maintenance agreement of the Timbúes and Manuel Belgrano power stations, by which it pledged as a collateral 100% of the shares in TSM and TMB.

On the other hand, shares acquired by the Group in Central Costanera S.A. have a pledge for which the Group will follow the procedure to achieve its extinguishment.

Regarding the agreement described in Note 13.3.13., the Group has granted T-BILLs as compliance guarantee for USD 42.1 million, which are included under current other financial assets.

Furthermore, the Group has carried out stock market guarantees, being these financial operations guaranteed with short-term negotiable securities in local currency.

Likewise, the Group entered into various guarantee agreements to provide performance assurance of its obligations arising from the agreements described in Notes 1.2.a), 13.3.1, 13.3.4, 13.3.5, 13.3.6, 13.3.11 and 20.3.